Subsequent Events After the Reporting Period (Details) - USD ($) $ in Thousands					1 Months Ended
	Oct. 10, 2019	Sep. 13, 2019	Jul. 14, 2019	Mar. 12, 2019	Aug. 30, 2019	Jul. 25, 2019	Jul. 17, 2019	Oct. 31, 2019
ADS options [Member]
Subsequent Events After the Reporting Period (Textual)
Available for grant shares				82,000
Events after reporting period [Member] | License Agreement [Member]
Subsequent Events After the Reporting Period (Textual)
Total annual investment			$ 350
Events after reporting period [Member] | ADS options [Member]
Subsequent Events After the Reporting Period (Textual)
Available for grant shares	709,000
Events after reporting period [Member] | Yorkville [Member]
Subsequent Events After the Reporting Period (Textual)
Principal outstanding amount		$ 325			$ 375	$ 450	$ 100
Events after reporting period [Member] | Directors, officers, and employees [Member]
Subsequent Events After the Reporting Period (Textual)
Available for grant shares	28,360,000
Events after reporting period [Member] | Service Provider [Member]
Subsequent Events After the Reporting Period (Textual)
Debt								$ 85